Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

b.	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date, amounts of contingent assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or circumstances.

On an ongoing basis, management evaluates its estimates, including those related to write-down for excess and obsolete inventories, the valuation of stock-based compensation awards, estimated useful lives of fixed assets and forfeiture shares liability. Such estimates often require the selection of appropriate valuation methodologies and models, and significant judgment in evaluating ranges of assumptions and financial inputs. These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

c.	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, balances, income, and expenses are eliminated in the consolidated financial statements.

d.	Functional Currency

The currency of the primary economic environment in which Valens and each of its subsidiaries conducts its operations is the U.S. dollar (“dollar”). Accordingly, the Company uses the dollar as its functional and reporting currency. Foreign currency assets and liabilities are remeasured into U.S. dollars at the end-of-period exchange rates except for non-monetary assets and liabilities, which are remeasured at historical exchange rates. Expenses in foreign currency (mainly payroll to Israeli employees and overhead expenses), are remeasured at the exchange rate in effect during the period the transaction occurred, except for those expenses related to balance sheet amounts, which are remeasured at historical exchange rates. Gains or losses from foreign currency transactions are included in the consolidated statements of income (loss) as part of “financial income (expenses), net”.

e.	Cash and cash equivalents

Cash and cash equivalents consist of cash and demand deposits in banks and other short-term, highly liquid investments with original maturities of less than three months at the time of purchase.

f.	Short term deposits

Short-term deposits are bank deposits with maturities over three months and of up to one year. As of December 31, 2023, and 2022, the short-term deposits were denominated in U.S. dollars and NIS (Israeli currency) and bore average interest of 5.8% and 4.2%, respectively. Short-term deposits are presented on the balance sheet at their cost, including accrued interest.

g.	Fair Value of Financial Instruments

The FASB ASC Topic 820, Fair Value Measurements and Disclosures (“Topic 820”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under Topic 820 are described below:

Level 1 - Quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.

The Company’s financial instruments consist of cash, cash equivalents, short-term bank deposits, trade accounts receivable and trade accounts payable as well as Forfeiture Shares liability. Other than the Forfeiture Shares liability (see below), the recorded amounts approximate their respective fair value because of the liquidity and short period of time to maturity, receipt or payment of these instruments.

The Company’s financial instruments which are considered as a Level 3 measurement are Forfeiture Shares liability (refer also to note 8).

h.	Accounts Receivable, net

Trade accounts receivable are recorded at the invoiced amount and do not include finance charges. The Company performs ongoing credit evaluation of its customers and generally requires no collateral.

The Company’s accounts receivables accounting policy from January 1, 2023, following the adoption of the new CECL standard:

The Company estimates CECL on trade receivables at inception for estimated losses resulting from the inability of the Company’s customers to make required payments, based on estimated current expected credit losses. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering historical information, current market conditions and reasonable and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations.

There were no write-offs of accounts receivable for the years ended December 31, 2023, 2022 and 2021, respectively. There are no expected credit losses recorded as of December 31, 2023, and December 31, 2022.

The Company’s accounts receivables accounting policy until December 31, 2022, prior to the adoption of the new CECL standard:

The Company assesses the need for allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments by considering factors such as historical collection experience, credit quality, aging of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay.

i.	Inventories

Inventories are comprised of finished goods as well as work in process that is planned to be sold to the Company’s customers and is presented at the lower of cost or net realizable value, based on the “first-in, first-out” basis. Most inventories are stored at the last production sites and are distributed from these locations. Inventories are reduced for write-downs based on periodic reviews for evidence of slow-moving or obsolete parts. Once written down, inventories write-downs are not reversed until the inventories are sold or scrapped.

j.	Property and equipment

Property and equipment are stated at cost less accumulated depreciation that is calculated using the straight-line method over the estimated useful lives of the related assets, as follows:

%
Computers and software	33
Electronic and laboratory equipment	15–33
Furniture and office equipment	7
Production equipment	33–50

Leasehold improvements are depreciated by the straight-line method over the shorter of the term of the lease or the estimated useful life of such improvements.

k.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the long-lived asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset, the Company recognizes an impairment loss, which is the excess of the carrying amount over the fair value of the asset, using the expected future discounted cash flows.

For the years ended December 31, 2023, 2022 and 2021, the Company did not recognize an impairment loss on its long-lived assets.

l.	Severance Pay

Valens: The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month’s salary for each year of employment, or a portion thereof.

The employees of Valens Ltd. elected to be included under section 14 of the Israeli Severance Compensation Act, 1963 (“section 14”). According to this section, these employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies and/or pension funds. Payments in accordance with section 14 release Valens Ltd. from any future severance payments (under the above Israeli Severance Pay Law) in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees.

The aforementioned deposits are not recorded as an asset in the Company’s balance sheet as they are not under the Company’s control.

Chinese subsidiary: The Chinese subsidiary liability for severance pay for its local employees is calculated in accordance with the Chinese law. The severance payment is calculated as the product of A x B, where A is the lower of a) most recent monthly salary paid to employees or b) cap of RMB 24,633 (approximately $3,500), and B is the length of employment in the Company (years). The Company does not make deposits in third party funds, hence, records the potential liability within Other long-term liabilities in the balance sheet.

m.	Revenue recognition

The Company applies ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps:

(i)	Identify the contract(s) with a customer;

(ii)	Identify the performance obligations in the contract;

(iii)	Determine the transaction price;

(iv)	Allocate the transaction price to the performance obligations in the contract;

(v)	Recognize revenue when (or as) the performance obligation is satisfied.

The Company uses the following practical expedients that are permitted under ASC 606:

●	The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. These costs are included in sales and marketing expenses.

●	When a contract with a customer includes a material right to acquire future goods or services that are similar to the original goods or services in the contract and are provided in accordance with the terms of the original contract, the Company allocates the transaction price to the optional goods or services by reference to the goods or services expected to be provided and the corresponding expected consideration.

●	The Company applies the practical expedient of allowing it to disregard the effects of a financing component if the period between when the Company transfers the promised services to the customer and when the customer pays for the services will be one year or less.

The Company generates revenues mainly from selling semiconductor products (chips). Revenues are recognized when the customer (which includes distributors) obtains control over the Company’s product, typically upon shipment to the customer. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.

The Company does not grant a right of return, refund, cancelation or termination. From time to time, the Company provides certain distributors with the right to free or discounted goods products in future periods that provides a material right to the customer. In such cases, such right is accounted for as a separate performance obligation. As of December 31, 2023, and 2022, the deferred revenues for such material rights were $0 thousand and $0 thousand, respectively.

The amounts of revenues recognized in the period that were included in the opening deferred revenues balance were $0 and $54 thousand for the years ended December 31, 2023, and December 31, 2022, respectively.

The Company generally provides to its customers a limited warranty assurance that the sold products are in compliance with the applicable specifications at the time of delivery. Under the Company’s standard terms and conditions of sale, liability for certain failures of product during a stated warranty period is usually limited to repair or replacement of defective items. To the extent the Company sells extended warranty, the recognition of such revenue is deferred until such warranty is in effect.

n.	Cost of Revenues

Cost of revenues includes cost of materials, such as the cost of wafers, costs associated with packaging, assembly and testing costs, as well as royalties, shipping cost, depreciation cost of production equipment, cost of personnel (including stock-based compensation), costs of logistics and quality assurance and other expenses associated with manufacturing support.

o.	Research and development costs

Research and development costs are expensed as incurred. Research and development expenses consists of costs incurred in performing research and development activities including cost of personnel (including stock-based compensation), pre-production engineering mask costs, engineering services, development tools cost, third parties’ intellectual property license fees, depreciation of development equipment, prototype wafers, packaging and test development costs as well as overhead costs. Development of a product is deemed complete when it is qualified through reviews and tests for performance and reliability. Subsequent to product qualification, product costs are included in cost of goods sold.

p.	Sales Commissions

Internal sales commissions are recorded within sales and marketing expenses. Sales commissions for the years ended December 31, 2023, 2022 and 2021 amounted $482 thousand, $615 thousand and $790 thousand, respectively.

q.	Leases

Lease accounting policy from January 1, 2022, following the adoption of ASC 842:

On January 1, 2022, the Company adopted ASU No. 2016-02, Leases (“Topic 842”). The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, Current maturities of operating leases liabilities and Non-current operating leases liabilities in the consolidated balance sheets.

Leases primarily consist of real estate property and vehicles and are classified as operating leases with fixed payment terms. The Company determines if an arrangement is a lease, or contains a lease, at inception and records the leases upon lease commencement, which is the date when the underlying asset is made available for use by the lessor. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are included in other long-term assets, other current liabilities, and other long-term liabilities on the consolidated balance sheet. Lease expenses for the operating leases are recognized on a straight-line basis over the lease term and are included in operating expenses in the consolidated statements of operations and comprehensive income (loss). Options to extend or terminate the lease are taken into account when it is reasonably certain at the commencement date that such options will be exercised.

The Company elected to apply the short-term lease exemption for lease with a non-cancelable period of twelve months or less. Additionally, the Company has lease agreements with lease and non-lease components. The non-lease components are accounted for separately and not included in the leased assets and corresponding liabilities. On the commencement date, lease payments that include variable lease payments dependent on an index or a rate (such as the Consumer Price Index or a market interest rate), are initially measured using the index or rate at the commencement date. Such variable payments are recognized in the consolidated statements of operations and comprehensive income (loss) in the period in which the event or condition that triggers the payment occurs. These variable payment amounts were not material to the consolidated financial statements for the periods presented.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate because the interest rate implicit in most of its leases is not readily determinable.

Lease accounting policy until December 31, 2021, prior to the adoption of ASC 842:

The Company leases cars and offices for use in its operations, which are classified as operating leases. Rentals for operating leases are charged to expense using the straight-line method.

r.	Equity investee

Investment in which the Company exercises significant influence, and which is not considered a subsidiary is accounted for using the equity method, whereby the Company recognizes its proportionate share of the investee’s net income or loss after the date of investment, see Note 1b. The equity investee is included within Other assets and totaled to $16 thousand and $17 thousand as of December 31, 2023 and 2022, respectively.

s.	Segment reporting

The chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments. The Company’s business includes two operating segments based on the two markets the Company serves:

1)	Audio-Video: The Company solutions for the Audio-Video market deliver superior, plug-and-play convergence and distribution of different interfaces, through a single long-distance category cable. The products sold into enterprise, Industrial, digital signage, medical, residential, education and VR markets.

2)	Automotive: Valens Automotive delivers safe & resilient high-speed in-vehicle connectivity for advanced car architectures, realizing the vision of connected and autonomous cars.

t.	Net income (loss) per Ordinary Share

Net loss per Ordinary Share is computed by adjusting net loss by the amount of dividends on redeemable convertible preferred shares, if applicable.

Basic net loss per Ordinary Share is computed by dividing net loss by the weighted-average number of Ordinary Shares outstanding during the year. Diluted net loss per Ordinary Share is computed by dividing net loss by the weighted-average number of Ordinary Shares outstanding during the year, while giving effect to all potentially dilutive Ordinary Shares to the extent they are dilutive. As long as the company had Redeemable Convertible Preferred Shares outstanding, net loss per Ordinary Share was calculated and reported under the “two-class” method. For periods where there was a net loss, no loss was allocated to the participating securities because they had no contractual obligation to share in the losses. The Forfeiture Shares are subject to forfeiture if certain conditions are not achieved, for which we examine their occurrence at the end of each reporting period.

The Forfeiture Shares are not included in the denominator of diluted earnings per share (EPS) unless the contingency has been met, or would have been met, as of the reporting date.

The Ordinary Shares issued as a result of the Redeemable Convertible Preferred Shares conversion on the Closing Date were included in the basic net loss per share calculation on a prospective basis.

u.	Stock-based compensation

The Company accounts for share-based compensation in accordance with ASC 718-10. Under ASC 718-10, stock-based awards, including stock options and Restricted Share Units (“RSUs”), are recorded at fair value as of the grant date and recognized as expense over the employee’s, directors and consultants’ requisite service period (generally the vesting period) which the Company has elected to amortize on a straight-line basis. The Company recognizes share-based compensation expense over the requisite service period of the award, net of estimated forfeitures, and revised its estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures.

1)	With respect to stock options, the Company uses the Black-Scholes option-pricing model to determine the fair value of stock options. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by the Company’s stock price as well as assumptions regarding number of complex and subjective variables. These variables include the estimated stock price volatility over the term of the awards; actual and projected employee stock option exercise behaviors, which is referred to as expected term; risk-free interest rate and expected dividends.

The expected term is calculated using the simplified method, as the Company has concluded that its historical share option exercise experience does not provide a reasonable basis to estimate the expected option term. The Company estimates the volatility of its common stock by using the volatility rates of its peer companies, as well as the historical volatility rates of the Company. The Company bases the risk-free interest rate used in its option-pricing models on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term to maturity of its equity awards. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero in its option-pricing models.

2)	With respect to RSUs, the Company uses the stock market price as of the grant date to determine the fair value of such RSUs.

v.	Concentrations of credit risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, investments in short-term deposits and trade accounts receivable. As of December 31, 2023, and 2022, the Company had cash and cash equivalents totaling $17,261 thousand and $20,024 thousand, respectively, as well as short-term deposits of $124,759 thousand and $128,363 thousand as of December 31, 2023, and 2022, respectively, which are deposited in major Israeli, U.S, Japanese, German and Chinese financial institutions. The Company’s management believes that these financial institutions are financially sound.

The Company extends different levels of credit to customers and does not require collateral deposits. As of December 31, 2023, and 2022, the Company did not have expected credit losses.

w.	Income taxes

The Company accounts for income taxes using the asset and liability approach, which requires the recognition of taxes payable or refundable for the current year and the deferred tax liabilities and assets for the future tax consequences of events that we have recognized in our financial statements or tax returns. The Company measures current and deferred tax liabilities and assets based on provisions of the relevant tax law. The Company records a valuation allowance to reduce its deferred tax assets to the net amount that the Company believes is more likely than not to be realized. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income, and ongoing tax planning strategies in assessing the need for a valuation allowance. The Company classifies interest and penalties relating to uncertain tax positions within income taxes.

x.	Forfeiture shares

Shares issued to PTK’s sponsor that are subject to forfeiture (“Forfeiture Shares”) are evaluated as equity-linked contracts rather than as outstanding shares. In accordance with ASC 815-40, the Forfeiture Shares are not solely indexed to the Company’s Ordinary Shares and therefore were accounted for as a liability on the consolidated balance sheet at the Closing Date. This liability is subject to re-measurement at each balance sheet date until the contingency settlement, and any change in fair value is recognized in the Company’s statement of operations.

y.	Public and Private Warrants

The Company accounts for the warrants in accordance with the guidance contained in Accounting Standards Codification 815 (“ASC 815”), “Derivatives and Hedging”. Accordingly, both the Public and the Private Warrants are considered indexed to the entity’s own stock and are classified within equity.

z.	New Accounting Pronouncements

Recently adopted accounting standards:

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (“ASC 326”): Measurement of Credit Losses on Financial Instruments to introduce a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. Under the new standard, an entity is required to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. The guidance is effective for the Company for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early application is permitted. The Company adopted ASC 326 on January 1, 2023, and there was no material impact on the Company’s consolidated balance sheet and the consolidated statements of operations upon adoption.

Accounting Pronouncements effective in future periods:

In December 2023, the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures. The ASU improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for the Company for annual periods beginning after December 15, 2025. The Company is evaluating the potential impact of this guidance on its consolidated financial statements. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted.

In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU improves reportable segments disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is evaluating the potential impact of this guidance on its Segment disclosure. A public entity should apply the amendments in this Update retrospectively to all prior periods presented in the financial statements.